Investment in Associate - Schedule of Financial Information of Investment in VISEN (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Profit or loss
Total comprehensive income/(loss)	€ (418,997)	€ (218,053)	€ (130,080)
Statement of financial position
Non-current assets	239,660	65,565
Current assets	740,133	611,167
Total assets	979,793	676,732
Equity	838,711	597,114	€ 280,050	€ 187,211
Non-current liabilities	88,278	31,628
Current liabilities	52,804	47,990
Total equity and liabilities	€ 979,793	676,732
VISEN Pharmaceuticals [member]
VISEN Pharmaceuticals
Principal place of business	China
Ownership	50.00%
Statement of Profit or loss
Profit / (loss) for the year from continuing operations	€ (19,049)	(16,226)
Total comprehensive income/(loss)	(19,049)	(16,226)
Statement of financial position
Non-current assets	16,635	23,291
Current assets	20,373	32,446
Total assets	37,008	55,737
Equity	33,708	53,820
Non-current liabilities	152	250
Current liabilities	3,148	1,667
Total equity and liabilities	€ 37,008	€ 55,737